RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of Right-of-Use Assets	Breakdown of right-of-use assets

Description	Weighted average rate (p.a.)	December 31, 2024	Additions	Write-offs	Modifications	Transfers (b)	December 31, 2025

Cost
Aircraft, engines and simulators		16,856,505	1,634,904	(879,183)	(740,610)	—	16,871,616
Maintenance		2,178,896	1,069,595	(353,081)	(86,016)	156,729	2,966,123
Restoration		2,148,670	450,509	(156,566)	(1,531,091)	—	911,522
Others		350,925	15,922	(1,452)	20,362	—	385,757
		21,534,996	3,170,930	(1,390,282)	(2,337,355)	156,729	21,135,018
Depreciation
Aircraft, engines and simulators	9%	(8,163,584)	(1,543,402)	683,500	—	—	(9,023,486)
Maintenance	22%	(883,821)	(487,586)	135,790	5,410	—	(1,230,207)
Restoration	18%	(880,533)	(389,013)	155,852	552,931	—	(560,763)
Others	17%	(136,379)	(59,627)	468	—	—	(195,538)
		(10,064,317)	(2,479,628)	975,610	558,341	—	(11,009,994)

Right-of-use assets, net		11,470,679	691,302	(414,672)	(1,779,014)	156,729	10,125,024

(b)The transfer balances are between the groups “Inventories”, “Other assets” and “Property and equipment”.

Description	Weighted average rate (p.a.)	December 31, 2023	Additions	Write-offs	Modifications	Transfers (a)	December 31, 2024

Cost
Aircraft, engines and simulators		14,279,939	2,701,036	(439,430)	248,712	66,248	16,856,505
Maintenance		1,552,036	744,988	(105,738)	(12,390)	—	2,178,896
Restoration		1,699,610	713,649	(56,491)	(208,098)	—	2,148,670
Others		324,650	64,138	(40,407)	2,544	—	350,925
		17,856,235	4,223,811	(642,066)	30,768	66,248	21,534,996
Depreciation
Aircraft, engines and simulators	8%	(7,417,554)	(1,185,460)	439,430	—	—	(8,163,584)
Maintenance	23%	(616,379)	(362,563)	95,121	—	—	(883,821)
Restoration	26%	(701,501)	(445,171)	54,633	211,506	—	(880,533)
Others	18%	(109,243)	(58,989)	31,853	—	—	(136,379)
		(8,844,677)	(2,052,183)	621,037	211,506	—	(10,064,317)

Right-of-use assets, net		9,011,558	2,171,628	(21,029)	242,274	66,248	11,470,679

(a)Transfer balances are between the groups “Sublease aircraft”, “Inventories”, “Other assets” and “Property and equipment”.